UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

-----------------------------

SCHEDULE OF INVESTMENTS

-----------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 35.9%
  Asset Backed -- 8.5%
    Atlantis One Funding 144A
      4.860%, 01/30/08                                $      1,000   $      988
    Golden Funding 144A
      4.809%, 11/13/07                                       1,000          998
    Triple A 1 Funding 144A
      4.960%, 11/13/07                                         344          344
    Tulip Funding 144A
      4.955%, 11/06/07                                       1,250        1,249
--------------------------------------------------------------------------------
  TOTAL ASSET BACKED                                                      3,579
--------------------------------------------------------------------------------
  Banks -- 4.7%
    HBOS Treasury Services
      4.809%, 11/05/07                                       1,000        1,000
    Skandinav Enskida Bank 144A
      4.970%, 11/08/07                                         950          949
--------------------------------------------------------------------------------
  TOTAL BANKS                                                             1,949
--------------------------------------------------------------------------------
  Financial Services -- 20.7%
    Amstel Funding 144A
      4.956%, 01/22/08                                       1,000          989
    Danske 144A
      4.741%, 11/08/07                                       1,000          999
    Falcon Asset Securitization LLC 144A
      5.017%, 11/09/07                                         421          421
      5.130%, 11/20/07                                         500          499
    General Electric Capital
      5.094%, 11/19/07                                         750          748
    Kitty Hawk Funding 144A
      4.964%, 11/07/07                                       1,000          999
    Merrill Lynch
      4.761%, 11/07/07                                       1,000          999
    Park Avenue Receivables 144A
      4.774%, 11/20/07                                       1,000          997

--------------------------------------------------------------------------------
                                                      FACE AMOUNT       VALUE
DESCRIPTION                                               (000)          (000)
--------------------------------------------------------------------------------
  Financial Services - (continued)
    Windmill Funding 144A
      5.194%, 11/05/07                                $      1,000   $      999
    Xtra
      4.771%, 11/26/07                                       1,000          997
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                8,647
--------------------------------------------------------------------------------
  Machinery -- 2.0%
    Parker-Hannifin 144A
      4.769%, 11/19/07                                         860          858
--------------------------------------------------------------------------------
  TOTAL MACHINERY                                                           858
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPER (COST $15,033)                                  15,033
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 64.5%
    Lehman Brothers,
      4.690%, dated 10/31/07, to be
      repurchased on 11/01/07, repurchase
      price $13,981,966 (collateralized by
      an FNMA obligation, par value
      $13,980,000, 5.125%, 11/17/17;
      with a total market value
      $14,260,473)                                          13,980       13,980
    UBS,
      4.690%, dated 10/31/07, to be
      repurchased on 11/01/07, repurchase
      price $13,001,694 (collateralized by
      various FNMA obligations, ranging in
      par value $5,000-$13,275,000,
      4.405%-6.375%, 12/28/07-03/25/35;
      with a total market value
      $13,263,048)                                          13,000       13,000
--------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENTS (COST $26,980)                             26,980
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.4% (COST $42,013)+                        $   42,013
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS $41,835(000S).

(A)   THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)   TRI-PARTY REPURCHASE AGREEMENT

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

LLC - LIMITED LIABILITY COMPANY

144A - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON OCTOBER 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $11,289 (000S), REPRESENTING 26.98% OF THE NET ASSETS OF THE FUND.

-----------------------------

SCHEDULE OF INVESTMENTS

-----------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------

SCHEDULE OF INVESTMENTS

--------------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                       FACE AMOUNT      VALUE
DESCRIPTION                                               (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) -- 52.5%
    U.S. Treasury Bills
      3.864%, 11/15/07                                 $    30,000   $   29,955
      3.704%, 11/23/07                                      60,000       59,865
      3.537%, 11/29/07                                      70,000       69,809
      3.903%, 12/13/07                                      65,000       64,705
      3.885%, 01/24/08                                      65,000       64,416
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $288,750)                                                   288,750
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B) -- 47.8%
    ABN Amro,
      4.550%, dated 10/31/07, to be
      repurchased on 11/01/07, repurchase
      price $132,797,793 (collateralized
      by various U.S. Treasury obligations,
      ranging in par value $1,031,000-
      $100,590,000, 1.875%-7.875%,
      07/15/13-02/15/21;
      with a total market value
      $135,437,153)                                        132,781      132,781
    JP Morgan,
      4.500%, dated 10/31/07, to be
      repurchased on 11/01/07, repurchase
      price $130,016,250 (collateralized
      by a U.S. Treasury Note, par value
      $128,035,000, 4.875%, 05/31/09;
      with a total market value
      $132,604,456)                                        130,000      130,000
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $262,781)                          262,781
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.3% (COST $551,531)+                      $  551,531
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS $549,652(000S).

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B)   TRI-PARTY REPURCHASE AGREEMENT

+FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

-----------------------------

SCHEDULE OF INVESTMENTS

-----------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT     VALUE
DESCRIPTION                                               (000)        (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.4%
    FFCB
      5.540%, 11/07/16                                $      1,500   $    1,567
      4.450%, 06/01/15                                       2,500        2,437
    FHLB
      5.250%, 06/10/11                                       3,000        3,076
      5.000%, 03/09/12                                       1,250        1,269
      5.000%, 12/09/16                                       1,000        1,005
      4.750%, 03/13/09                                       1,000        1,004
      4.750%, 12/09/11                                       1,500        1,509
      4.625%, 11/21/08                                       1,000        1,002
      4.500%, 06/21/10                                       1,500        1,504
      4.500%, 09/14/12                                       1,000          991
      4.000%, 11/13/09                                       2,000        1,987
    FHLMC
      5.250%, 04/18/16                                       1,000        1,025
      5.125%, 08/23/10                                       2,000        2,038
      4.750%, 01/18/11                                       3,000        3,029
    FNMA
      6.250%, 05/15/29                                       1,500        1,692
      5.500%, 03/15/11                                       1,500        1,548
      5.250%, 08/01/12                                       1,000        1,019
      5.000%, 09/18/09 (A)                                   1,500        1,518
      5.000%, 02/13/17                                         500          502
      5.000%, 11/01/21                                       2,000        1,969
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (COST $31,382)                                                      31,691
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 27.3%
    FHLMC
      7.000%, 12/01/14                                           8            8
      7.000%, 04/01/15                                          10           11
      5.500%, 08/01/21                                       1,286        1,288
      5.500%, 10/01/36                                       1,420        1,398
      5.000%, 01/01/13                                       1,282        1,277
      5.000%, 10/01/16                                         450          445
      5.000%, 04/01/22                                       1,891        1,863

--------------------------------------------------------------------------------
                                                       FACE AMOUNT     VALUE
DESCRIPTION                                               (000)        (000)
--------------------------------------------------------------------------------
    FHLMC - (continued)
      4.375%, 07/17/15                                $      3,000   $    2,909
    FHLMC, Ser 2595, Cl AJ
      3.500%, 02/15/14                                          26           26
    FNMA
      7.500%, 12/01/30                                          30           31
      7.000%, 12/01/09                                           4            5
      6.500%, 01/01/32                                         188          193
      6.000%, 08/01/35                                       1,808        1,823
      6.000%, 05/01/36                                       1,270        1,279
      6.000%, 07/01/36                                       1,331        1,341
      5.500%, 06/01/25                                       2,033        2,021
      5.500%, 10/01/34                                         639          631
      5.500%, 01/01/36                                       1,336        1,317
      5.500%, 02/01/36                                       2,217        2,185
      5.500%, 04/01/36                                       1,296        1,277
      5.000%, 10/01/18                                         383          378
      5.000%, 12/01/18                                         451          445
      4.500%, 07/01/18                                       1,033        1,002
      4.000%, 09/01/10                                         891          871
      GNMA
      7.500%, 08/15/12                                          11           11
      7.500%, 09/15/13                                          10           10
      7.500%, 12/20/29                                           4            4
      6.500%, 09/15/13                                          29           30
      6.500%, 04/15/14                                          11           12
      6.500%, 03/15/31                                          36           37
      6.500%, 07/15/31                                         410          423
      6.000%, 05/15/28                                           5            5
      6.000%, 02/15/29                                          97           98
      6.000%, 09/15/34                                         648          657
      6.000%, 11/15/34                                         257          261
      6.000%, 12/15/34                                         278          282

-----------------------------

SCHEDULE OF INVESTMENTS

-----------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT     VALUE
DESCRIPTION                                               (000)        (000)
--------------------------------------------------------------------------------
    GNMA - (continued)
      5.500%, 01/15/36                                $      1,642   $    1,632
      5.500%, 04/15/36                                       1,268        1,261
      5.000%, 09/15/17                                         288          286
      5.000%, 12/15/17                                         423          419
      5.000%, 10/15/18                                          39           38
      5.000%, 11/15/18                                          37           37
      5.000%, 01/15/19                                         722          715
      5.000%, 03/15/33                                          56           55
      5.000%, 04/15/33                                          24           23
      5.000%, 06/15/33                                          75           73
      4.500%, 02/15/20                                       1,138        1,105
--------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
    OBLIGATIONS (COST $31,693)                                           31,498
--------------------------------------------------------------------------------
CORPORATE BONDS -- 23.3%
  Aerospace & Defense -- 0.9%
    General Dynamics
      4.500%, 08/15/10                                       1,000          994
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                                 994
--------------------------------------------------------------------------------
  Agriculture -- 1.7%
    Cargill 144A
      4.375%, 06/01/13                                       2,000        1,913
--------------------------------------------------------------------------------
  TOTAL AGRICULTURE                                                       1,913
--------------------------------------------------------------------------------
  Banks -- 0.8%
    Citigroup
      5.300%, 01/07/16                                       1,000          979
--------------------------------------------------------------------------------
  TOTAL BANKS                                                               979
--------------------------------------------------------------------------------
  Chemicals -- 1.7%
    Dow Chemical
      6.000%, 10/01/12                                       1,000        1,030
    E.I. Du Pont de Nemours
      4.125%, 04/30/10                                       1,000          986
--------------------------------------------------------------------------------
  TOTAL CHEMICALS                                                         2,016
--------------------------------------------------------------------------------
  Electrical Services & Equipment -- 2.7%
    Central Power & Light, MBIA
      7.125%, 02/01/08                                       1,000        1,005

--------------------------------------------------------------------------------
                                                       FACE AMOUNT     VALUE
DESCRIPTION                                               (000)        (000)
--------------------------------------------------------------------------------
  Electrical Services & Equipment - (continued)
    Pacificorp
      6.900%, 11/15/11                                $        793   $      841
    PSEG Power
      3.750%, 04/01/09                                       1,300        1,276
--------------------------------------------------------------------------------
  TOTAL ELECTRICAL SERVICES & EQUIPMENT                                   3,122
--------------------------------------------------------------------------------
  Financial Services -- 6.4%
    Boeing Capital
      6.500%, 02/15/12                                       1,000        1,057
    Countrywide Home Loans MTN
      4.125%, 09/15/09                                       1,000          874
    Ford Motor Credit
      7.375%, 02/01/11                                         650          613
    General Electric Capital MTN, Ser A
      6.875%, 11/15/10                                         500          529
    Lehman Brothers Holdings
      7.000%, 02/01/08                                       1,000        1,003
    Merrill Lynch
      6.050%, 05/16/16                                       1,000          991
    Morgan Stanley
      5.550%, 04/27/17                                         970          944
    Washington Mutual Bank
      5.125%, 01/15/15                                       1,500        1,346
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                7,357
--------------------------------------------------------------------------------
  Food, Beverage & Tobacco -- 0.4%
    Campbell Soup
      6.750%, 02/15/11                                         500          524
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                            524
--------------------------------------------------------------------------------
  Medical Products & Services -- 0.5%
    Medco Health Solutions
      7.250%, 08/15/13                                         500          529
--------------------------------------------------------------------------------
  TOTAL MEDICAL PRODUCTS & SERVICES                                         529
--------------------------------------------------------------------------------

-----------------------------

SCHEDULE OF INVESTMENTS

-----------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT     VALUE
DESCRIPTION                                               (000)        (000)
--------------------------------------------------------------------------------
  Oil Drilling & Refining -- 0.9%
    ENSCO International
      6.750%, 11/15/07                                $      1,000   $    1,000
--------------------------------------------------------------------------------
  TOTAL OIL DRILLING & REFINING                                           1,000
--------------------------------------------------------------------------------
  Oil Exploration & Production -- 0.7%
    Anadarko Petroleum
      5.000%, 10/01/12                                         850          834
--------------------------------------------------------------------------------
  TOTAL OIL EXPLORATION & PRODUCTION                                        834
--------------------------------------------------------------------------------
  Printing & Publishing -- 0.9%
    Gannett
      5.750%, 06/01/11                                       1,000        1,005
--------------------------------------------------------------------------------
  TOTAL PRINTING & PUBLISHING                                             1,005
--------------------------------------------------------------------------------
  Retail -- 2.6%
    Target
      5.375%, 06/15/09                                         500          502
      5.375%, 05/01/17                                       1,000          974
    Wal-Mart Stores
      4.000%, 01/15/10                                       1,000          985
    Yum! Brands
      6.250%, 04/15/16                                         500          503
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                            2,964
--------------------------------------------------------------------------------
  Telephones & Telecommunication -- 2.7%
    Alltel
      6.500%, 11/01/13                                       1,000          852
    AT&T
      5.875%, 08/15/12                                       1,000        1,032
    BellSouth
      6.000%, 10/15/11                                       1,000        1,029
    Verizon Communications
      4.000%, 01/15/08                                         200          200
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATION                                    3,113
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       FACE AMOUNT     VALUE
DESCRIPTION                                           (000)/SHARES     (000)
--------------------------------------------------------------------------------
  Utilities -- 0.4%
    Alabama Power
      5.375%, 10/01/08                                $        500   $      501
--------------------------------------------------------------------------------
  TOTAL UTILITIES                                                           501
--------------------------------------------------------------------------------
  TOTAL CORPORATE BONDS (COST $27,382)                                   26,851
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.2%
    U.S. Treasury Bond
      5.375%, 02/15/31                                       2,240        2,427
    U.S. Treasury Notes
      4.625%, 07/31/12                                       2,000        2,041
      4.500%, 02/15/16                                       1,100        1,108
      4.250%, 08/15/14                                       4,000        3,993
      4.250%, 11/15/14                                       4,500        4,484
      4.125%, 08/31/12                                         500          500
      3.500%, 12/15/09                                       3,000        2,974
--------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATIONS (COST $17,385)                         17,527
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.8%
    iShares iBoxx Investment Grade
      Corporate Bond Fund                                    8,500          901
--------------------------------------------------------------------------------
  TOTAL EXCHANGE TRADED FUND (COST $895)                                    901
--------------------------------------------------------------------------------
CASH EQUIVALENTS (B) -- 5.0%
    Federated Prime Cash
      Obligations Fund, Institutional
      Class, 5.180%                                      2,891,223        2,891
    SEI Daily Income Trust Prime
      Obligations Fund,
      Cl A, 5.240%                                       2,896,082        2,896
--------------------------------------------------------------------------------
  TOTAL CASH EQUIVALENTS (COST $5,787)                                    5,787
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 99.0% (COST $114,524)+                        $  114,255
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS $115,466(000S).

(A) STEP BOND -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD ON OCTOBER 31, 2007. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIED DATE.

-----------------------------

SCHEDULE OF INVESTMENTS

-----------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------
(B)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

CL - CLASS

FFCB - FEDERAL FARM CREDIT BANK

FHLB - FEDERAL HOME LOAN BANK

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MBIA - MUNICIPAL BOND INVESTORS ASSURANCE

MTN - MEDIUM TERM NOTE

SER - SERIES

144A - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON OCTOBER 31, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,913 (000S), REPRESENTING 1.66% OF THE NET ASSETS OF THE FUND.

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $114,524, AND THE UNREALIZED APPRECIATION AND (DEPRECIATION) WERE $850 AND $(1,119), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

-----------------------------

SCHEDULE OF INVESTMENTS

-----------------------------
                                                                 OCTOBER 31,2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                              SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.7%
  Advertising Agencies -- 1.5%
    Omnicom Group                                           47,000   $    2,396
--------------------------------------------------------------------------------
  TOTAL ADVERTISING AGENCIES                                              2,396
--------------------------------------------------------------------------------
  Aerospace & Defense -- 4.9%
    Lockheed Martin                                         25,000        2,751
    Raytheon                                                40,000        2,544
    Rockwell Collins                                        36,000        2,693
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                               7,988
--------------------------------------------------------------------------------
  Agriculture -- 2.4%
    Monsanto                                                40,000        3,905
--------------------------------------------------------------------------------
  TOTAL AGRICULTURE                                                       3,905
--------------------------------------------------------------------------------
  Automotive -- 3.4%
    Johnson Controls                                        69,000        3,017
    Paccar                                                  45,000        2,500
--------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                        5,517
--------------------------------------------------------------------------------
  Banks -- 1.2%
    JPMorgan Chase                                          40,000        1,880
--------------------------------------------------------------------------------
  TOTAL BANKS                                                             1,880
--------------------------------------------------------------------------------
  Chemicals -- 4.8%
    Albemarle                                               60,000        2,866
    Eastman Chemical                                        38,000        2,530
    Lubrizol                                                36,000        2,444
--------------------------------------------------------------------------------
  TOTAL CHEMICALS                                                         7,840
--------------------------------------------------------------------------------
  Containers & Packaging -- 1.5%
    Ball                                                    50,000        2,479
--------------------------------------------------------------------------------
  TOTAL CONTAINERS & PACKAGING                                            2,479
--------------------------------------------------------------------------------
  Drugs -- 4.6%
    Bristol-Myers Squibb                                    82,000        2,459
    Eli Lilly                                               40,000        2,166
    Merck                                                   48,000        2,797
--------------------------------------------------------------------------------
  TOTAL DRUGS                                                             7,422
--------------------------------------------------------------------------------
  Electrical Utilities -- 13.2%
    American Electric Power                                 50,000        2,411
    Constellation Energy Group                              28,000        2,652
    FirstEnergy                                             35,000        2,439

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                              SHARES         (000)
--------------------------------------------------------------------------------
  Electrical Utilities - (continued)
    FPL Group                                               50,000   $    3,421
    MDU Resources Group                                     85,000        2,394
    PG&E                                                    50,000        2,446
    PPL                                                     65,000        3,360
    Southern                                                66,000        2,420
--------------------------------------------------------------------------------
  TOTAL ELECTRICAL UTILITIES                                             21,543
--------------------------------------------------------------------------------
  Financial Services -- 3.7%
    Merrill Lynch                                           30,000        1,981
    Morgan Stanley                                          25,000        1,681
    Northern Trust                                          32,000        2,407
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                6,069
--------------------------------------------------------------------------------
  Food, Beverage & Tobacco -- 6.2%
    Kroger                                                  90,000        2,645
    Molson Coors Brewing, Cl B                              50,000        2,861
    PepsiAmericas                                           73,000        2,608
    Reynolds American                                       32,000        2,062
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                         10,176
--------------------------------------------------------------------------------
  Household Products -- 3.0%
    Energizer Holdings *                                    24,000        2,503
    Whirlpool                                               30,000        2,376
--------------------------------------------------------------------------------
  TOTAL HOUSEHOLD PRODUCTS                                                4,879
--------------------------------------------------------------------------------
  Industrials -- 3.9%
    Cummins                                                 32,000        3,839
    Emerson Electric                                        48,000        2,509
--------------------------------------------------------------------------------
  TOTAL INDUSTRIALS                                                       6,348
--------------------------------------------------------------------------------
  Insurance -- 12.0%
    ACE Ltd.                                                40,000        2,424
    American International Group                            30,000        1,894
    Chubb                                                   40,000        2,134
    Cincinnati Financial                                    55,000        2,188
    Hartford Financial Services Group                       25,000        2,426
    Lincoln National                                        28,000        1,746
    Metlife                                                 35,000        2,410
    Safeco                                                  31,000        1,795

-----------------------------

SCHEDULE OF INVESTMENTS

-----------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                              SHARES         (000)
--------------------------------------------------------------------------------
  Insurance - (continued)
    Travelers                                               50,000   $    2,610
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                        19,627
--------------------------------------------------------------------------------
  Managed Health Care -- 1.6%
    Aetna                                                   46,000        2,584
--------------------------------------------------------------------------------
  TOTAL MANAGED HEALTH CARE                                               2,584
--------------------------------------------------------------------------------
  Manufacturing -- 1.4%
    Eaton                                                   25,000        2,314
--------------------------------------------------------------------------------
  TOTAL MANUFACTURING                                                     2,314
--------------------------------------------------------------------------------
  Metals & Mining -- 6.3%
    Alcoa                                                   75,000        2,969
    Allegheny Technologies                                  25,000        2,554
    Precision Castparts                                     32,000        4,794
--------------------------------------------------------------------------------
  TOTAL METALS & MINING                                                  10,317
--------------------------------------------------------------------------------
  Miscellaneous Business Services -- 1.3%
    Manpower                                                29,000        2,167
--------------------------------------------------------------------------------
  TOTAL MISCELLANEOUS BUSINESS SERVICES                                   2,167
--------------------------------------------------------------------------------
  Oil Drilling & Refining -- 1.4%
    ENSCO International                                     42,000        2,331
--------------------------------------------------------------------------------
  TOTAL OIL DRILLING & REFINING                                           2,331
--------------------------------------------------------------------------------
  Petroleum & Fuel Products -- 1.5%
    Halliburton                                             62,000        2,444
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                         2,444
--------------------------------------------------------------------------------
  Petroleum Refining -- 10.4%
    ConocoPhillips                                          40,000        3,398
    Exxon Mobil                                             27,000        2,484
    Hess                                                    35,000        2,506
    Marathon Oil                                            50,000        2,957
    Murphy Oil                                              35,300        2,599
    Sunoco                                                  40,000        2,944
--------------------------------------------------------------------------------
  TOTAL PETROLEUM REFINING                                               16,888
--------------------------------------------------------------------------------
  Retail -- 3.8%
    JC Penney                                               28,000        1,575
    McDonald's                                              45,000        2,686
    Nordstrom                                               50,000        1,972
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                            6,233
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                              SHARES         (000)
--------------------------------------------------------------------------------
  Telephones & Telecommunication -- 1.9%
    AT&T                                                    75,000   $    3,134
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATION                                    3,134
--------------------------------------------------------------------------------
  Utilities -- 1.8%
    Ametek                                                  63,000        2,961
--------------------------------------------------------------------------------
  TOTAL UTILITIES                                                         2,961
--------------------------------------------------------------------------------
  TOTAL COMMON STOCK (COST $122,801)                                    159,442
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 2.3%
    SEI Daily Income Trust Prime
      Obligations Fund,
      Cl A, 5.240%                                       3,774,678        3,775
--------------------------------------------------------------------------------
  TOTAL CASH EQUIVALENT (COST $3,775)                                     3,775
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.0% (COST $126,576)+                       $  163,217
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS $163,140(000S).

*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

CL - CLASS

LTD. - LIMITED

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $126,576, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $37,855 AND $(1,214), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------

SCHEDULE OF INVESTMENTS

--------------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.2%
  Aerospace & Defense -- 1.5%
    United Technologies                                     20,000   $    1,532
--------------------------------------------------------------------------------
  TOTAL AEROSPACE & DEFENSE                                               1,532
--------------------------------------------------------------------------------
  Automotive -- 1.8%
    Harsco                                                  30,000        1,819
--------------------------------------------------------------------------------
  TOTAL AUTOMOTIVE                                                        1,819
--------------------------------------------------------------------------------
  Broadcasting, Newspapers and Advertising -- 1.5%
    DIRECTV Group *                                         60,000        1,589
--------------------------------------------------------------------------------
  TOTAL BROADCASTING, NEWSPAPERS AND ADVERTISING                          1,589
--------------------------------------------------------------------------------
  Computers & Services -- 9.8%
    Cisco Systems *                                         60,000        1,983
    CommScope *                                             29,000        1,368
    Dell *                                                  55,000        1,683
    Hewlett-Packard                                         35,000        1,809
    International Business Machines                         14,000        1,626
    Qualcomm                                                37,000        1,581
--------------------------------------------------------------------------------
  TOTAL COMPUTERS & SERVICES                                             10,050
--------------------------------------------------------------------------------
  Consumer Products -- 1.7%
    Nike, Cl B                                              26,000        1,723
--------------------------------------------------------------------------------
  TOTAL CONSUMER PRODUCTS                                                 1,723
--------------------------------------------------------------------------------
  Data Processing & Outsourced Services -- 1.6%
    Computer Sciences *                                     28,000        1,635
--------------------------------------------------------------------------------
  TOTAL DATA PROCESSING & OUTSOURCED SERVICES                             1,635
--------------------------------------------------------------------------------
  Drug Retail -- 1.6%
    CVS Caremark                                            39,000        1,629
--------------------------------------------------------------------------------
  TOTAL DRUG RETAIL                                                       1,629
--------------------------------------------------------------------------------
  Drugs -- 4.9%
    McKesson                                                23,000        1,521
    Medco Health Solutions *                                19,000        1,793
    Schering-Plough                                         56,000        1,709
--------------------------------------------------------------------------------
  TOTAL DRUGS                                                             5,023
--------------------------------------------------------------------------------
  Electronic Components & Equipment -- 5.1%
    Amphenol, Cl A                                          42,000        1,860
    Arrow Electronics *                                     37,000        1,479

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
  Electronic Components & Equipment - (continued)
    Avnet *                                                 46,000   $    1,919
--------------------------------------------------------------------------------
  TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 5,258
--------------------------------------------------------------------------------
  Entertainment -- 1.5%
    Walt Disney                                             45,000        1,558
--------------------------------------------------------------------------------
  TOTAL ENTERTAINMENT                                                     1,558
--------------------------------------------------------------------------------
   Financial Services -- 3.5%
      Franklin Resources                                    15,000        1,945
      Raymond James Financial                               45,000        1,676
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                3,621
--------------------------------------------------------------------------------
  Food, Beverage & Tobacco -- 1.3%
    SUPERVALU                                               36,000        1,395
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                          1,395
--------------------------------------------------------------------------------
  Household Products -- 1.6%
    Snap-On                                                 33,000        1,647
--------------------------------------------------------------------------------
  TOTAL HOUSEHOLD PRODUCTS                                                1,647
--------------------------------------------------------------------------------
  Insurance -- 3.3%
    Loews                                                   30,000        1,473
    Prudential Financial                                    20,000        1,934
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                         3,407
--------------------------------------------------------------------------------
  Machinery -- 3.2%
    Kennametal                                              19,000        1,733
    Lincoln Electric Holdings                               21,000        1,517
--------------------------------------------------------------------------------
  TOTAL MACHINERY                                                         3,250
--------------------------------------------------------------------------------
  Managed Health Care -- 1.5%
    UnitedHealth Group                                      31,000        1,524
--------------------------------------------------------------------------------
  TOTAL MANAGED HEALTH CARE                                               1,524
--------------------------------------------------------------------------------
  Manufacturing -- 1.9%
    SPX                                                     19,000        1,925
--------------------------------------------------------------------------------
  TOTAL MANUFACTURING                                                     1,925
--------------------------------------------------------------------------------
  Medical Products & Services -- 9.3%
    Baxter International                                    30,000        1,800
    Becton Dickinson                                        19,000        1,586
    Intuitive Surgical *                                     6,400        2,092
    Laboratory Corp of America Holdings *                   19,000        1,306

--------------------------------

SCHEDULE OF INVESTMENTS

--------------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
  Medical Products & Services - (continued)
    Thermo Fisher Scientific *                              26,000   $    1,529
    WellPoint *                                             16,000        1,268
--------------------------------------------------------------------------------
  TOTAL MEDICAL PRODUCTS & SERVICES                                       9,581
--------------------------------------------------------------------------------
  Oil Drilling & Refining -- 1.9%
    Schlumberger                                            20,000        1,931
--------------------------------------------------------------------------------
  TOTAL OIL DRILLING & REFINING                                           1,931
--------------------------------------------------------------------------------
  Petroleum & Fuel Products -- 2.9%
    Smith International                                     21,000        1,387
    XTO Energy                                              24,000        1,593
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                         2,980
--------------------------------------------------------------------------------
  Petroleum Refining -- 2.8%
    Chevron                                                 15,000        1,373
    Valero Energy                                           21,000        1,479
--------------------------------------------------------------------------------
  TOTAL PETROLEUM REFINING                                                2,852
--------------------------------------------------------------------------------
  Printing & Publishing -- 1.6%
    RR Donnelley & Sons                                     40,000        1,612
--------------------------------------------------------------------------------
  TOTAL PRINTING & PUBLISHING                                             1,612
--------------------------------------------------------------------------------
  Research & Development -- 2.5%
    Jacobs Engineering Group *                              30,000        2,614
--------------------------------------------------------------------------------
  TOTAL RESEARCH & DEVELOPMENT                                            2,614
--------------------------------------------------------------------------------
  Retail -- 14.1%
    Abercrombie & Fitch, Cl A                               20,000        1,584
    Brinker International                                   50,000        1,269
    Darden Restaurants                                      35,000        1,505
    Dick's Sporting Goods *                                 48,000        1,602
    GameStop, Cl A *                                        50,000        2,961
    PetSmart                                                45,000        1,348
    Safeway                                                 46,000        1,564
    Target                                                  23,000        1,411
    TJX                                                     42,000        1,215
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                           14,459
--------------------------------------------------------------------------------
  Semi-Conductors & Instruments -- 9.2%
    Applied Materials                                       72,000        1,398
    Lam Research *                                          30,000        1,506
    MEMC Electronic Materials *                             35,000        2,563

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
  Semi-Conductors & Instruments - (continued)
    Nvidia *                                                75,000   $    2,654
    Texas Instruments                                       40,780        1,329
--------------------------------------------------------------------------------
  TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                     9,450
--------------------------------------------------------------------------------
  Telephones & Telecommunication -- 2.7%
    Harris                                                  27,000        1,635
    Qwest Communications
       International *                                     155,000        1,113
--------------------------------------------------------------------------------
  TOTAL TELEPHONES & TELECOMMUNICATION                                    2,748
--------------------------------------------------------------------------------
  Transportation Services -- 2.9%
    Oshkosh Truck                                           25,000        1,355
    Trinity Industries                                      45,000        1,626
--------------------------------------------------------------------------------
  TOTAL TRANSPORTATION SERVICES                                           2,981
--------------------------------------------------------------------------------
  TOTAL COMMON STOCK (COST $75,531)                                      99,793
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 2.9%
  SEI Daily Income Trust Prime
    Obligations Fund,
    Cl A, 5.240%                                         2,959,327        2,959
--------------------------------------------------------------------------------
  TOTAL CASH EQUIVALENT (COST $2,959)                                     2,959
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.1% (COST $78,490)+                        $  102,752
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS $102,669(000S).

*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

CL - CLASS

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $78,490, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,220 AND $(958), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

--------------------------------

SCHEDULE OF INVESTMENTS

--------------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%
  Banks -- 4.6%
    IBERIABANK                                               9,000   $      446
    Midsouth Bancorp                                        11,116          274
    Prosperity Bancshares                                   14,000          452
    Teche Holding                                            4,000          170
--------------------------------------------------------------------------------
  TOTAL BANKS                                                             1,342
--------------------------------------------------------------------------------
  Building & Construction -- 3.7%
    Lennox International                                    16,000          571
    Rollins                                                 16,000          486
--------------------------------------------------------------------------------
  TOTAL BUILDING & CONSTRUCTION                                           1,057
--------------------------------------------------------------------------------
  Commercial Services -- 2.8%
    Team *                                                  25,000          805
--------------------------------------------------------------------------------
  TOTAL COMMERCIAL SERVICES                                                 805
--------------------------------------------------------------------------------
  Computers & Services -- 2.7%
    Arris Group *                                           30,000          345
    Dycom Industries *                                      15,000          424
--------------------------------------------------------------------------------
  TOTAL COMPUTERS & SERVICES                                                769
--------------------------------------------------------------------------------
  Correctional Institutions -- 2.7%
    Geo Group *                                             25,000          791
--------------------------------------------------------------------------------
  TOTAL CORRECTIONAL INSTITUTIONS                                           791
--------------------------------------------------------------------------------
  Drugs -- 1.8%
    Sciele Pharma *                                         20,000          509
--------------------------------------------------------------------------------
  TOTAL DRUGS                                                               509
--------------------------------------------------------------------------------
  Electronic Components & Equipment -- 1.0%
    FARO Technologies *                                     10,000          287
--------------------------------------------------------------------------------
  TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                   287
--------------------------------------------------------------------------------
  Entertainment -- 1.5%
    Cinemark Holdings                                       25,000          430
--------------------------------------------------------------------------------
  TOTAL ENTERTAINMENT                                                       430
--------------------------------------------------------------------------------
  Financial Services -- 1.7%
    First Cash Financial Services *                         25,000          491
--------------------------------------------------------------------------------
  TOTAL FINANCIAL SERVICES                                                  491
--------------------------------------------------------------------------------
  Food, Beverage & Tobacco -- 2.2%
    National Beverage                                       36,000          299

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
  Food, Beverage & Tobacco - (continued)
    Sanderson Farms                                         10,000   $      348
--------------------------------------------------------------------------------
  TOTAL FOOD, BEVERAGE & TOBACCO                                            647
--------------------------------------------------------------------------------
  Forestry -- 1.4%
    Deltic Timber                                            7,000          391
--------------------------------------------------------------------------------
  TOTAL FORESTRY                                                            391
--------------------------------------------------------------------------------
  Gas & Natural Gas -- 2.7%
    EnergySouth                                             14,000          787
--------------------------------------------------------------------------------
  TOTAL GAS & NATURAL GAS                                                   787
--------------------------------------------------------------------------------
  Household Products -- 2.0%
    Tupperware Brands                                       16,000          578
--------------------------------------------------------------------------------
  TOTAL HOUSEHOLD PRODUCTS                                                  578
--------------------------------------------------------------------------------
  Insurance -- 3.1%
    Hallmark Financial Services *                           28,000          469
    Infinity Property & Casualty                            11,000          442
--------------------------------------------------------------------------------
  TOTAL INSURANCE                                                           911
--------------------------------------------------------------------------------
  Leasing & Renting -- 1.5%
    Aaron Rents                                             21,000          445
--------------------------------------------------------------------------------
  TOTAL LEASING & RENTING                                                   445
--------------------------------------------------------------------------------
  Manufacturing -- 6.1%
    Acuity Brands                                           10,000          478
    AZZ *                                                   11,000          375
    Flowers Foods                                           21,000          461
    Pilgrim's Pride                                         15,000          445
--------------------------------------------------------------------------------
  TOTAL MANUFACTURING                                                     1,759
--------------------------------------------------------------------------------
  Medical Products & Services -- 3.5%
    Immucor *                                               15,000          484
    Pediatrix Medical Group *                                8,000          524
--------------------------------------------------------------------------------
  TOTAL MEDICAL PRODUCTS & SERVICES                                       1,008
--------------------------------------------------------------------------------
  Metals & Mining -- 5.6%
    CARBO Ceramics                                          10,000          449
    Commercial Metals                                       22,000          691
    Quanex                                                  12,000          494
--------------------------------------------------------------------------------
  TOTAL METALS & MINING                                                   1,634
--------------------------------------------------------------------------------

--------------------------------

SCHEDULE OF INVESTMENTS

--------------------------------
                                                                OCTOBER 31, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
  Paper & Paper Products -- 1.3%
    Rock-Tenn, Cl A                                         13,000   $      379
--------------------------------------------------------------------------------
  TOTAL PAPER & PAPER PRODUCTS                                              379
--------------------------------------------------------------------------------
  Petroleum & Fuel Products -- 21.7%
    Cabot Oil & Gas                                         16,000          635
    Callon Petroleum *                                      30,000          438
    Denbury Resources *                                     14,000          792
    Dril-Quip *                                             10,000          533
    Gulf Island Fabrication                                 18,000          629
    Hornbeck Offshore Services *                            14,000          547
    Mariner Energy *                                        22,000          550
    NATCO Group, Cl A *                                     12,000          640
    PetroHawk Energy *                                      35,000          648
    Petroquest Energy *                                     38,000          490
    RPC                                                     35,000          391
--------------------------------------------------------------------------------
  TOTAL PETROLEUM & FUEL PRODUCTS                                         6,293
--------------------------------------------------------------------------------
  Petroleum Exploration -- 2.2%
    Dawson Geophysical *                                     8,000          638
--------------------------------------------------------------------------------
  TOTAL PETROLEUM EXPLORATION                                               638
--------------------------------------------------------------------------------
  Printing & Publishing -- 1.3%
    Consolidated Graphics *                                  6,000          384
--------------------------------------------------------------------------------
  TOTAL PRINTING & PUBLISHING                                               384
--------------------------------------------------------------------------------
  Real Estate Investment Trust -- 3.0%
    EastGroup Properties                                    10,000          477
    Parkway Properties                                       9,000          387
--------------------------------------------------------------------------------
  TOTAL REAL ESTATE INVESTMENT TRUST                                        864
--------------------------------------------------------------------------------
  Retail -- 7.5%
    Hibbett Sports *                                        20,000          472
    Pool                                                    11,000          259
    Rush Enterprises, Cl A *                                30,000          509
    Sonic *                                                 22,000          545
    Stage Stores                                            20,000          375
--------------------------------------------------------------------------------
  TOTAL RETAIL                                                            2,160
--------------------------------------------------------------------------------
  Semi-Conductors & Instruments -- 1.4%
    Benchmark Electronics *                                 20,000          410
--------------------------------------------------------------------------------
  TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       410
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        VALUE
DESCRIPTION                                               SHARES        (000)
--------------------------------------------------------------------------------
  Transportation Services -- 4.5%
    Gulfmark Offshore *                                     11,000   $      512
    Kirby *                                                 17,000          777
--------------------------------------------------------------------------------
  TOTAL TRANSPORTATION SERVICES                                           1,289
--------------------------------------------------------------------------------
  Utilities -- 3.9%
    Cleco                                                   19,000          501
    Powell Industries *                                     15,000          631
--------------------------------------------------------------------------------
  TOTAL UTILITIES                                                         1,132
--------------------------------------------------------------------------------
  Waste Management Services -- 1.6%
    Darling International *                                 46,000          463
--------------------------------------------------------------------------------
  TOTAL WASTE MANAGEMENT SERVICES                                           463
--------------------------------------------------------------------------------
  TOTAL COMMON STOCK (COST $21,791)                                      28,653
--------------------------------------------------------------------------------
CASH EQUIVALENTS (A) -- 1.3%
    Federated Prime Cash
      Obligations Fund, Institutional
      Class, 5.180%                                        189,946          190
    SEI Daily Income Trust Prime
      Obligations Fund,
      Cl A, 5.240%                                         181,602          182
--------------------------------------------------------------------------------
  TOTAL CASH EQUIVALENTS (COST $372)                                        372
--------------------------------------------------------------------------------
  TOTAL INVESTMENTS -- 100.3% (COST $22,163)+                        $   29,025
--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS $28,931(000S).

*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31,
      2007.

CL - CLASS

+ AT OCTOBER 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $22,163, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,493 AND $(631), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President
Date: December 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------
                                          James F. Volk
                                          President
Date: December 21, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: December 21, 2007


* Print the name and title of each signing officer under his or her signature.